UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund

[photo of lily pads and leaves in water]

Special feature

Your fund up close

▶ See page 4

Annual report for the year ended July 31, 2010

American Funds Short-Term Tax-Exempt Bond FundSM seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010 (the most recent calendar quarter-end):

	Cumulative		Annualized
	Since 8/7/2009	1 year	5 years	10 years

Class A shares	–0.73%	–0.73%	1.60%	1.50%
Reflecting 2.50% maximum sales charge

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end.

The one-, five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of each period shown. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch, as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

We welcome the opportunity to present you with the annual report for American Funds Short-Term Tax-Exempt Bond Fund. This report covers the fund’s results for the fiscal year ended July 31, 2010. The fund began operating as a short-term tax-exempt bond fund on August 7, 2009, with the conversion of shares from The Tax-Exempt Money Fund of America, a money market fund.

For the period since its conversion, the bond fund produced a total return of 3.1%, equivalent to a taxable return of 4.8% for shareholders in the 35% tax bracket. This reflects a rise in the fund’s share price as well as a federally tax-exempt income return of 1.1% from reinvested dividends totaling about 10.5 cents for the period. A portion of the fund’s income return may also be exempt from some state and local income taxes.

The fund’s total return exceeded the 2.8% gain recorded by the Lipper Short Municipal Debt Funds Average, a measure of the fund’s peer group. However, the unmanaged Barclays Capital Municipal Short 1–5 Years Index, which has no expenses, returned 3.9%.

The municipal market enjoyed a period of relative strength during the fund’s fiscal year. When the period began on August 1, 2009, increasing signs of stabilization in the U.S. economy had ignited a broad market rally. Efforts by the government to stimulate growth helped sustain the rally. Throughout the year the Federal Reserve kept the federal funds rate near zero, prompting some money market investors to seek higher yields in the bond markets. The increased demand for short-term tax-exempt bonds drove prices higher, and yields fell to multi-year lows.

American Funds Short-Term Tax-Exempt Bond Fund, which is designed for conservative investors with current income needs who are seeking relative stability, focuses primarily on high-quality bonds of relatively short duration. It targets a dollar-weighted average maturity not greater than three years. Given the challenging yield environment for shorter duration bonds in particular, we are pleased with the fund’s results.

In accordance with the shareholder vote to convert the fund to a short-term tax-exempt bond fund near the start of the fiscal year, the fund’s managers selectively added bonds with relatively longer maturities throughout the period. As of July 31, the portfolio’s average life was 2.75 years. This included a range of securities representing a broad diversity of issuers, sectors and types of bonds. (For a closer look at how your fund is managed, turn to page 4.)

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[Begin Sidebar]
In this report

Special feature

4	Your fund up close

American Funds Short-Term Tax-Exempt Bond Fund’s portfolio managers invest conservatively to help protect capital.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

5	Summary investment portfolio

10	Financial statements

23	Board of trustees and other officers
[End Sidebar]

[photo of a leaf in water]
Our investment professionals comprehensively examine bonds and their issuers. Through our research efforts we seek to protect shareholder value while generating a yield exceeding that of money market funds in normal environments. Indeed, it is our belief that the greatly diminished role of bond insurers in the market expands the number of attractive investment opportunities currently available — and the potential rewards for those with the research capacity to identify them.

We thank you for the confidence you have placed in us and look forward to reporting back to you in six months’ time on the fund’s progress.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

September 14, 2010

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
American Funds Short-Term Tax-Exempt Bond Fund, which is designed for conservative investors with current income needs who are seeking relative stability, focuses primarily on high-quality bonds of relatively short duration.
[End Sidebar]

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of August 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 0.68%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 1.05%.) The fund’s distribution rate for Class A shares as of that date was 1.08%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown (for the period July 31, 2000, to July 31, 2010, with dividends reinvested)

The fund converted from The Tax-Exempt Money Fund of America to American Funds Short-Term Tax-Exempt Bond Fund on August 7, 2009. Fund results shown, unless otherwise indicated, reflect the deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2

The fund converted from The Tax-Exempt Money Fund of America to American Funds Short-Term Tax-Exempt Bond Fund on August 7, 2009.

[begin mountain chart]
	The fund at net asset value	The fund at maximum offering price2	Barclays Capital Municipal Short 1–5 Years Index/Lipper Tax-Exempt Money Market Funds Index3

7/31/2000	$10,000	$9,750	$10,000
7/31/2001	$10,320	$10,020	$10,327
7/31/2002	$10,450	$10,145	$10,458
7/31/2003	$10,518	$10,211	$10,539
7/31/2004	$10,564	$10,257	$10,591
7/31/2005	$10,711	$10,399	$10,734
7/31/2006	$10,987	$10,667	$11,010
7/31/2007	$11,334	$11,004	$11,355
7/31/2008	$11,595	$11,258	$11,623
7/31/2009	$11,661	$11,322	$11,724
8/7/2009	$11,661	$11,322	$11,724
7/31/2010	$12,019	$11,669	$12,186
[end mountain chart]

1As outlined in the prospectus, the sales charge (2.50%) is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.

3Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Barclays Capital Municipal Short 1–5 Years Index thereafter. These indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

4In 2009, the fund changed its fiscal year-end from September 30 to July 31.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Total returns based on a $1,000 investment (for periods ended July 31, 2010)*
	Cumulative		Annualized
	Since 8/7/2009	1 year	5 years	10 years
Class A shares	0.06%	0.06%	1.73%	1.56%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. The investment adviser also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

[photo of  a lily pad on water]
Your fund up close

About the fund’s investments

American Funds Short-Term Tax-Exempt Bond Fund can invest in a broad diversity of short-term debt securities that are exempt from federal income tax. This includes bonds funding the general obligations of state and local governments, those issued by health care and educational facilities, and those supporting revenue generating projects such as airports, water and sewer facilities and electric utilities. While the fund’s distributions are not subject to federal income tax, as much as 20% of the fund’s assets can be invested in securities that would subject shareholders to the alternative minimum tax (AMT).

High-quality, short-term focus

The fund’s portfolio counselors focus primarily on high-quality investments — bonds rated AA– or Aa3 or better. However, the fund can also invest in debt securities rated A– or A3 or better, or in unrated securities determined to be of equivalent quality. The fund’s dollar-weighted average maturity — the weighted average of all effective maturities in the portfolio with more weight given to larger holdings — is no greater than three years. Under these guidelines, the fund is designed to generate a slightly higher yield than municipal money market funds in normal market conditions. ■

From the fund’s portfolio counselors

[Begin Photo Caption]
[photo of Brenda Ellerin]
Brenda Ellerin
20 years of investment experience
[End Photo Caption]

“American Funds Short-Term Tax-Exempt Bond Fund was conceived as an alternative for investors who want less volatility than a medium-term bond fund but who would like a bit more tax-exempt yield than municipal money market funds tend to offer. Generally, individuals who invest in money market funds will accept a smaller return for limited volatility. Those who invest in intermediate bond funds are willing to endure higher volatility for potentially higher returns. American Funds Short-Term Tax-Exempt Bond Fund gives conservative investors an option that fills the niche between money market funds and intermediate bond funds.”

[Begin Photo Caption]
[photo of a Neil Langberg]
Neil Langberg
32 years of investment experience
[End Photo Caption]

“Shareholders look to this fund for current tax-exempt income along with preservation of their principal. So, as we search to add value, we are careful to keep an eye on risk. To find investments that are most suitable for the portfolio, we carefully research the creditworthiness of individual issuers and the projects that particular bonds support. We also monitor market sectors, interest rates and state and local economies. The differences in yield among high-quality bonds with short duration tend to be relatively small, but through rigorous analysis we believe we can find opportunities that offer additional yield while taking on an appropriate amount of risk.”

Summary investment portfolio, July 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	18.6%
Aa/AA	45.3
A/A	17.9
Unrated	0.5
Short-term securities & other assets	17.7

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 82.32%	(000)	(000)	assets

Arizona - 3.11%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 1.48% 2024 (1)	3,000	3,000	.71
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2009-B, 3.00% 2013	4,820	5,106	1.20
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,928	.69
Other securities		2,181	.51
		13,215	3.11

California - 9.49%
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,088
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,179	1.00
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,125
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,961	1.43
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,003
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,184	1.22
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes, Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,587	.61
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,283	.77
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2013	1,000	1,094
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2014	2,000	2,287
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2015	2,000	2,317	1.34
Other securities		13,239	3.12
		40,347	9.49

Colorado - 2.08%
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	3,000	3,093	.73
Other securities		5,754	1.35
		8,847	2.08

Connecticut - 1.70%
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,789
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,162	1.16
Other securities		2,277	.54
		7,228	1.70

Florida - 11.73%
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2011	2,425	2,468
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,574	.95
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,488
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,121
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,162	1.36
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,995	3,319	.78
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,235
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,098
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	2,036	1.97
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,824	.66
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,456	1.05
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,753	.65
Other securities		18,358	4.31
		49,892	11.73

Georgia - 2.05%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,688	.63
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,764
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,247	1.18
Other securities		1,023	.24
		8,722	2.05

Hawaii - 1.03%
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,314	.78
Other securities		1,066	.25
		4,380	1.03

Illinois - 3.96%
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,631	1.56
Other securities		10,222	2.40
		16,853	3.96

Indiana - 3.60%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,057
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,121
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,202	1.50
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,327	.79
Other securities		5,581	1.31
		15,288	3.60

Louisiana - 1.59%
Other securities		6,740	1.59

Massachusetts - 1.97%
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-3, 0.60% 2037 (put 2011)	2,500	2,502	.59
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,861
Housing Fin. Agcy., Housing Bonds, Series 2010-A, 2.125% 2013	2,000	2,015	1.38
		8,378	1.97

Michigan - 3.74%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,599	1.32
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,322	.54
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 6.25% 2014	2,500	2,842	.67
Other securities		5,127	1.21
		15,890	3.74

Nevada - 1.56%
Other securities		6,636	1.56

New Jersey - 3.34%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,113
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,211
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,536
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,048	1.86
Other securities		6,296	1.48
		14,204	3.34

New Mexico - 1.07%
Other securities		4,543	1.07

New York - 8.82%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,286
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	3,078	1.26
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,922	1.08
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2009-A-1, 4.00% 2038 (put 2012)	2,500	2,685
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,498	1.69
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.), Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,056	.72
Other securities		17,303	4.07
		37,513	8.82

Ohio - 1.09%
Other securities		4,620	1.09

Oregon - 1.41%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,769
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,154	1.16
Other securities		1,082	.25
		6,005	1.41

Pennsylvania - 3.17%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 4.00% 2012	4,750	4,987
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2013	2,000	2,193	1.69
Other securities		6,300	1.48
		13,480	3.17

Tennessee - 1.01%
Other securities		4,306	1.01

Texas - 5.86%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	3,080	.73
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,403	1.27
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011) (1)	7,000	7,118	1.67
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,705	.40
Other securities		7,594	1.79
		24,900	5.86

Virginia - 2.50%
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2013	5,000	5,658	1.33
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,951	1.17
		10,609	2.50

Washington - 2.02%
Other securities		8,589	2.02

Wisconsin - 1.67%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	4,070	4,380	1.03
Other securities		2,714	.64
		7,094	1.67

Other states - 2.75%
Other securities		11,732	2.75

Total bonds & notes (cost: $341,943,000)		350,011	82.32

	Principal		Percent
	amount	Value	of net
Short-term securities - 20.22%	(000)	(000)	assets

State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds), Series 2009, 2.50% 10/1/2010	5,000	5,019	1.18
State of Florida, Citizens Property Insurance Corporation, High-Risk Account, Senior Secured Bonds, Series 2010-A-2, 2.00% 4/21/2011	1,000	1,007	.24
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,093	1.43
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System), Series 2009-D, 0.27% 2035 (1)	3,500	3,500	.82
Baltimore County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.27% 8/13/2010	10,000	10,000	2.35
Massachusetts Port Auth., Series 2003-B, AMT, TECP, 0.24% 8/11/2010	10,000	10,000	2.35
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.19% 8/10/2010	7,000	7,000	1.65
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	12,000	12,193	2.87
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	5,000	5,010	1.18
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143	2.39
Other securities		16,015	3.76

Total short-term securities (cost: $85,939,000)		85,980	20.22

Total investment securities (cost: $427,882,000)		435,991	102.54
Other assets less liabilities		(10,823)	(2.54)

Net assets		$425,168	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at July 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $427,882)		$435,991
Cash		719
Receivables for:
Sales of fund's shares	$1,095
Interest	3,544	4,639
		441,349
Liabilities:
Payables for:
Purchases of investments	15,163
Repurchases of fund's shares	678
Dividends on fund's shares	60
Investment advisory services	137
Services provided by affiliates	74
Trustees' deferred compensation	33
Other	36	16,181
Net assets at July 31, 2010		$425,168

Net assets consist of:
Capital paid in on shares of beneficial interest		$417,193
Distributions in excess of net investment income		(94)
Accumulated net realized loss		(40)
Net unrealized appreciation		8,109
Net assets at July 31, 2010		$425,168

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (41,674 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$411,919	40,375	$10.20
Class F-1	5,372	527	10.20
Class F-2	7,877	772	10.20

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest		$6,061

Fees and expenses(*):
Investment advisory services	$1,496
Distribution services	577
Transfer agent services	143
Administrative services	11
Reports to shareholders	44
Registration statement and prospectus	141
Trustees' compensation	10
Auditing and legal	79
Custodian	11
State and local taxes	8
Other	36
Total fees and expenses before reimbursements	2,556
Less reimbursements of fees and expenses	461
Total fees and expenses after reimbursements		2,095
Net investment income		3,966

Net realized loss and unrealized appreciation
on investments:
Net realized loss on investments		(37)
Net unrealized appreciation on investments		8,100
Net realized loss and unrealized appreciation
on investments		8,063
Net increase in net assets resulting
from operations		$12,029

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Year ended July 31, 2010	10 months ended July 31, 2009	Year ended September 30, 2008
Operations:
Net investment income	$3,966	$3,457	$15,362
Net realized loss on investments	(37)	-	-
Net unrealized appreciation (depreciation) on investments	8,100	253	(356)
Net increase in net assets resulting from operations	12,029	3,710	15,006

Dividends paid or accrued to shareholders from net investment income	(4,097)	(3,460)	(15,362)

Net capital share transactions	(84,095)	(430,591)	313,829

Total (decrease) increase in net assets	(76,163)	(430,341)	313,473

Net assets:
Beginning of period	501,331	931,672	618,199
End of period (including distributions in excess of
net investment income: $(94) for the year ended July 31, 2010, and $0 for the other two periods)	$425,168	$501,331	$931,672

(*)In 2009, the fund changed its fiscal year-end from September to July.

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Short-Term Tax-Exempt Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

On June 15, 2009, shareholders approved the conversion of The Tax-Exempt Money Fund of America to a short-term tax-exempt bond fund with a net asset value per share that may fluctuate, and an agreement and plan of reorganization whereby the fund would reorganize from a Massachusetts business trust to a Delaware statutory trust. The conversion and reorganization were effective at the close-of-business on August 7, 2009.  In connection with the conversion and reorganization, the fund changed its name from The Tax-Exempt Money Fund of America to American Funds Short-Term Tax-Exempt Bond Fund. Upon closing, shareholders received one share (or fraction thereof) of American Funds Short-Term Tax-Exempt Bond Fund for every 10 shares (or fraction thereof) they owned of The Tax-Exempt Money Fund of America.

The fund has three share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2*	None	None	None
*Class F-1 and Class F-2 shares were offered beginning August 10, 2009.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support risks — Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Thinly traded securities risks — There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Market risks — A fund’s income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2010, the fund reclassified $5,000 from accumulated net realized loss to distributions in excess of net investment income; and $2,000 to accumulated net realized loss and $37,000 to distributions in excess of net investment income from capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Capital loss carryforward expiring 2011(1)	$(3)
Post-October capital loss deferrals (realized during the period November 1, 2009, through July 31, 2010)(2)	(37)
Gross unrealized appreciation on investment securities	8,109
Gross unrealized depreciation on investment securities	- (3)
Net unrealized appreciation on investment securities	8,109
Cost of investment securities	427,882

(1)Reflects the expiration of capital loss carryforwards of $2,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

(2)These deferrals are considered incurred in the subsequent year.
(3)Amount less than one thousand.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Year ended July 31, 2010	10 months ended July 31, 2009(1)	Year ended September 30, 2008
Class A	$3,905	$3,059	$13,528
Class F-1(2)	35	-	-
Class F-2(2)	157	-	-
Class R-5(3)	-	401	1,834
Total	$4,097	$3,460	$15,362

(1)In 2009, the fund changed its fiscal year-end from September to July.
(2)Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
(3)Class R-5 shares were only available through June 15, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – On November 24, 2009, shareholders approved amendments to the fund’s Investment Advisory and Service Agreement with CRMC. The agreement provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the year ended July 31, 2010, CRMC reimbursed investment advisory services fees of $358,000. As a result, the fee shown on the accompanying financial statements of $1,496,000, which was equivalent to an annualized rate of 0.380%, was reduced to $1,138,000, or 0.289% of average daily net assets.

CRMC also agreed to reimburse a portion of fees and expenses due to lower short-term interest rates. For the year ended July 31, 2010, the total fees paid by CRMC were $103,000 for Class A.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for Classes A and F-1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.15% for Class A shares and 0.50% for Class F-1 shares. For Class F-1 shares, the board of trustees has currently approved a limit of 0.25%. Class A may use up to 0.15% and Class F-1 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.15% is not exceeded. As of July 31, 2010, unreimbursed expenses subject to reimbursement totaled $337,000 for Class A.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing.

Administrative services – The fund adopted an administrative services agreement with CRMC effective August 7, 2009, for all share classes, except Class A, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$569	$143	Not applicable	Not applicable
Class F-1(*)	8	Included in administrative services	$3	$-	(†)
Class F-2(*)	Not applicable		8	-	(†)
Total	$577	$143	$11	$-	(†)

(*)Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
(†)Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2010
Class A(2)	$221,051	21,929	$3,356	332	$(321,540)	(32,028)	$(97,133)	(9,767)
Class F-1(3)	6,431	639	33	4	(1,170)	(116)	5,294	527
Class F-2(3)	34,956	3,466	131	13	(27,343)	(2,707)	7,744	772
Total net increase
(decrease)	$262,438	26,034	$3,520	349	$(350,053)	(34,851)	$(84,095)	(8,468)

10 months ended July 31, 2009(2),(4)
Class A	$662,976	66,297	$2,825	283	$(974,993)	(97,499)	$(309,192)	(30,919)
Class R-5(5)	203,357	20,336	291	29	(325,047)	(32,505)	(121,399)	(12,140)
Total net increase
(decrease)	$866,333	86,633	$3,116	312	$(1,300,040)	(130,004)	$(430,591)	(43,059)

Year ended September 30, 2008(2)
Class A	$1,047,017	104,702	$12,354	1,235	$(829,292)	(82,929)	$230,079	23,008
Class R-5(5)	362,984	36,298	1,205	121	(280,439)	(28,044)	83,750	8,375
Total net increase
(decrease)	$1,410,001	141,000	$13,559	1,356	$(1,109,731)	(110,973)	$313,829	31,383

(1)Includes exchanges between share classes of the fund.
(2)The board of trustees approved a 10-for-1 reverse stock split of the shares of the fund effective August 7, 2009. The shares presented have been restated for the reverse stock split.
(3)Class F-1 and Class F-2 shares were offered beginning August 10, 2009.
(4)In 2009, the fund changed its fiscal year-end from September to July.
(5)Class R-5 shares were only available through June 15, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $357,498,000 and $11,351,000, respectively, during the year ended July 31, 2010.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A(5):
Year ended 7/31/2010	$10.00	$.10	$.20	$.30	$(.10)	$10.20	3.06%	$412	.65%		.53%		1.00%
Period from 10/1/2008 to 7/31/2009(6)	10.00	.03	-	.03	(.03)	10.00	.33	501	.52	(7)	.46	(7)	.44	(7)
Year ended 9/30/2008	10.00	.20	-	.20	(.20)	10.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	10.00	.31	-	.31	(.31)	10.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	10.00	.27	-	.27	(.27)	10.00	2.76	460	.52		.48		2.73
Year ended 9/30/2005	10.00	.16	-	.16	(.16)	10.00	1.63	405	.53		.50		1.61
Class F-1:
Period from 8/27/2009 to 7/31/2010	10.00	.10	.19	.29	(.09)	10.20	2.93	5	.79	(7)	.64	(7)	1.06	(7)
Class F-2:
Period from 8/12/2009 to 7/31/2010	10.00	.13	.18	.31	(.11)	10.20	3.16	8	.51	(7)	.45	(7)	1.39	(7)

Year ended July 31,
2010
Portfolio turnover rate for all classes of shares	5%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.

(5)Reflects the board of trustee's approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
(6)In 2009, the fund changed its fiscal year-end from September to July.
(7)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund (formerly known as The Tax-Exempt Money Fund of America):

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund (the "Fund") at July 31, 2010, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2010

Expense example
                                                                                                                  unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010, through July 31, 2010).

Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2/1/2010	Ending account value 7/31/2010	Expenses paid during period(*)	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,017.77	$3.05	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class F-1 -- actual return	1,000.00	1,017.08	3.85	.77
Class F-1 -- assumed 5% return	1,000.00	1,020.98	3.86	.77
Class F-2 -- actual return	1,000.00	1,018.36	2.45	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.36	2.46	.49

(*)The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, including in connection with their service to the fund’s predecessor, The Tax-Exempt Money Fund of America, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income exempt from regular federal income tax and preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s management record indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Class F-1 and Class F-2

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Cumulative total returns for periods ended June 30, 2010 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class F-1 shares* — first sold 8/27/09
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	2.13%

Class F-2 shares* — first sold 8/12/09
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	2.33

*These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Applicable fund results shown reflect the reimbursements, without which they would have been lower. See the Financial Highlights table on page 17 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Tax information
                                                                                                                         unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended July 31, 2010:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2011, to determine the calendar year amounts to be included on their 2010 tax returns. Shareholders should consult their tax advisers.

Board of trustees and other officers

“Independent” trustees
	Year first
	elected a
	trustee of
Name and age	the fund1	Principal occupation(s) during past five years

Lee A. Ault III, 74	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 65	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 76		Ambassador to Spain

James G. Ellis, 63	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 75	1989	Chairman of the Board, Senior Resource
Chairman of the Board		Group LLC (development and management
(Independent and Non-Executive)		of senior living communities)

Leonard R. Fuller, 64	1995	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 65	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 64	2005	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 52	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 55	2009	Director, Accounting Program, University of Redlands

Richard G. Newman, 75	1991	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and professional
		technical services)

Frank M. Sanchez, 66	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 52	2009	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the
		President for Domestic Policy, The White House —
		Federal Government, Executive Branch — Domestic
		Policy

Steadman Upham, Ph.D., 61	2009	President and Professor of Anthropology, The
		University of Tulsa

“Independent” trustees
	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	trustee	Other directorships3 held by trustee

Lee A. Ault III, 74	38	Anworth Mortgage Asset Corporation;
		Office Depot, Inc.

William H. Baribault, 65	38	None

Ambassador	12	Capital Private Client Services Funds;
Richard G. Capen, Jr., 76		Carnival Corporation

James G. Ellis, 63	41	Quiksilver, Inc.

Martin Fenton, 75	41	Capital Private Client Services Funds
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 64	41	None

W. Scott Hedrick, 65	38	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 64	44	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 52	41	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 55	38	None

Richard G. Newman, 75	13	Capital Private Client Services Funds;
		Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	38	None

Margaret Spellings, 52	38	None

Steadman Upham, Ph.D., 61	41	None

H. Frederick Christie, a trustee of the fund since 1989, retired from the board in December 2009. The trustees thank Mr. Christie for his dedication and service to the fund.

See page 24 for footnotes.

“Interested” trustees4
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund1	principal underwriter of the fund

Paul G. Haaga, Jr., 61	1992	Vice Chairman of the Board, Capital Research
Vice Chairman of the Board		and Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Brenda S. Ellerin, 47	2009	Senior Vice President — Fixed Income, Capital
President		Research and Management Company

“Interested” trustees4

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	trustee	Other directorships3 held by trustee

Paul G. Haaga, Jr., 61	12	None
Vice Chairman of the Board

Brenda S. Ellerin, 47	2	None
President

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund1	principal underwriter of the fund

Neil L. Langberg, 57	1989	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Vice President, Capital Guardian Trust Company5

Kristine M. Nishiyama, 40	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel — Capital Bank and Trust Company5

Kimberly S. Verdick, 45	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 37	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 35	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 42	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Trustees and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments,SM which is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices

Office of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete July 31, 2010, portfolio of American Funds Short-Term Tax-Exempt Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
>American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-939-0910P

Litho in USA CGD/PNL/10117-S26417

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2009	$33,000
2010	$32,000

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$6,000
2010	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2009	None
2010	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2009	None
2010	None

c) Tax Fees:
2009	$14,000
2010	$22,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2009	$3,000
2010	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $23,000 for fiscal year 2009 and $30,000 for fiscal year 2010. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

July 31, 2010

Bonds & notes — 82.32%	Principal amount (000)	Value (000)

ALABAMA — 0.54%
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	$2,000	$2,310

ARIZONA — 3.11%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 1.48% 20241	3,000	3,000
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-B, 3.00% 2013	4,820	5,106
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,928
School Facs. Board, State School Trust Rev. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,181
		13,215

CALIFORNIA — 9.49%
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2011	1,000	1,037
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,412
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,120
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,088
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,179
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,125
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,961
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,121
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,136
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2012	1,000	1,089
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,365
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,109
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,003
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,184
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	1,500	1,654
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,587
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,283
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	2,000	2,196
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2013	1,000	1,094
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2014	2,000	2,287
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2015	2,000	2,317
		40,347

COLORADO — 2.08%
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4,
Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	3,000	3,093
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.00% 2012	1,000	1,089
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B, 5.00% 2039 (put 2012)	1,000	1,078
Health Facs. Auth., Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2010-B, 5.00% 2015	1,220	1,345
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,242
		8,847

CONNECTICUT — 1.70%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,277
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,789
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,162
		7,228

DISTRICT OF COLUMBIA — 0.25%
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,080

FLORIDA — 11.73%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,769
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2011	2,425	2,468
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,574
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,488
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,121
Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,162
Dept. of Environmental Protection, Preservation 2000 Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2012	2,000	2,180
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	2,038
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,995	3,319
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,235
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,098
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	2,036
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,824
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,109
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,774
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	830	873
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.25% 2013	1,500	1,637
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	1,000	1,063
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,766
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-C, 5.00% 2013	1,000	1,130
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2012	500	547
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2004, National insured, 5.25% 2013	1,500	1,642
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	830
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,456
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,753
		49,892

GEORGIA — 2.05%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2011	1,000	1,023
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,688
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,764
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,247
		8,722

HAWAII — 1.03%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2012	1,000	1,066
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,314
		4,380

ILLINOIS — 3.96%
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2013	2,100	2,313
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2014	1,500	1,684
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,125
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,631
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013	1,000	1,129
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,243
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,361
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,367
		16,853

INDIANA — 3.60%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,057
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,121
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,202
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,327
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,199
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.25% 2013	1,000	1,080
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,302
		15,288

KANSAS — 0.11%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2013	200	223
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2014	225	255
		478

KENTUCKY — 0.53%
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,261

LOUISIANA — 1.59%
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	1,045	1,149
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,349
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	2,118
Public Facs. Auth., Rev. Bonds (CHRISTUS Health), Series 2005-C-3, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,124
		6,740

MASSACHUSETTS — 1.97%
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-3, 0.60% 2037 (put 2011)	2,500	2,502
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,861
Housing Fin. Agcy., Housing Bonds, Series 2010-A, 2.125% 2013	2,000	2,015
		8,378

MICHIGAN — 3.74%
City of Detroit, Water Supply System, Rev. Bonds, Series 2005-B, FGIC insured, 5.00% 2013	1,580	1,736
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,599
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,322
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,500	2,842
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,094
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,297
		15,890

MINNESOTA — 0.25%
Minneapolis — St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2012	1,000	1,053

MISSISSIPPI — 0.31%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,200	1,302

MISSOURI — 0.76%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,250	1,355
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,750	1,893
		3,248

NEVADA — 1.56%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2012	2,000	2,116
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,260
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,260
		6,636

NEW JERSEY — 3.34%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured, 5.00% 2029 (put 2015)	2,000	2,235
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,718
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,113
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,211
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,536
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,048
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,343
		14,204

NEW MEXICO — 1.07%
Educational Assistance Foundation, Education Loan Bonds, Series 2009-C, AMT, 3.90% 2014	2,000	2,127
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	2,185	2,416
		4,543

NEW YORK — 8.82%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,286
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	3,078
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 4.00% 2013	1,750	1,879
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Bonds, Series 2010-A, 5.00% 2014	1,000	1,107
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,922
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	2,010	2,162
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, CIFG insured, 6.00% 2023 (put 2012)	1,500	1,633
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,146
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,155
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,155
City of New York, G.O. Bonds, Series J-1, 5.00% 2011	5	5
City of New York, G.O. Bonds, Series J-1, 5.00% 2011 (escrowed to maturity)	995	1,035
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,405
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,325
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2015	2,000	2,296
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels),
Series 2009-A-1, 4.00% 2038 (put 2012)	2,500	2,685
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,498
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,056
		37,513

OHIO — 1.09%
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,217
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,403
		4,620

OREGON — 1.41%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,769
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,154
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,082
		6,005

PENNSYLVANIA — 3.17%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 4.00% 2012	4,750	4,987
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2013	2,000	2,193
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	872
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,665
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,233
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,530
		13,480

TENNESSEE — 1.01%
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,089
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2012	1,000	1,044
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 4.00% 2012	1,000	1,055
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,118
		4,306

TEXAS — 5.86%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	3,080
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, National insured, 6.00% 2012	1,500	1,617
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,403
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,118
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2013	500	544
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2014	425	473
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,705
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,218
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,153
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,443
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,146
		24,900

VIRGINIA — 2.50%
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2013	5,000	5,658
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,951
		10,609

WASHINGTON — 2.02%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,889
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 2.00% 2011	1,000	1,016
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 5.00% 2012	800	871
Public Utility Dist. No. 2 of Grant County, Rev. and Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,390
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	1,000	1,078
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,345
		8,589

WISCONSIN — 1.67%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	4,070	4,380
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,566
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,148
		7,094

Total bonds & notes (cost: $341,943,000)		350,011

Short-term securities — 20.22%

State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,019
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.26% 20361	250	250
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.26% 20251	700	700
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.28% 20361	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.26% 20331	1,000	1,000
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.27% 20381	400	400
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.28% 20381	2,000	2,000
State of Florida, Citizens Property Insurance Corporation, High-Risk Account, Senior Secured Bonds,
Series 2010-A-2, 2.00% 4/21/2011	1,000	1,007
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-A, 0.26% 20331	500	500
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.25% 20221	1,000	1,000
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,093
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System), Series 2009-D, 0.27% 20351	3,500	3,500
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.25% 20391	1,225	1,225
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-1, 0.34% 20381	600	600
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-2, 0.25% 20381	310	310
Baltimore County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 1995, TECP, 0.27% 8/13/2010	10,000	10,000
Massachusetts Port Auth., Series 2003-B, AMT, TECP, 0.24% 8/11/2010	10,000	10,000
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.19% 8/10/2010	7,000	7,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.22% 20301	1,000	1,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.25% 20341	500	500
North Carolina Medical Care Commission, Health Care Facs. Rev. Bonds (Blue Ridge HealthCare System Project),
Series 2005-B, 0.25% 20361	700	700
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	12,000	12,193
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 0.28% 20311	1,840	1,840
Public Building Auth. of the City of Clarksville, Tennessee, Fncg. Rev. Bonds
(Metropolitan Government of Nashville and Davidson County Loan), Series 2008, 0.28% 20261	1,155	1,155
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.25% 20411	935	935
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	5,000	5,010
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.25% 20261	400	400
Washington Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2009-B, 0.25% 20291	500	500
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143

Total short-term securities (cost: $85,939,000)		85,980

Total investment securities (cost: $427,882,000)		$435,991
Other assets less liabilities		(10,823)

Net assets		$425,168

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-939-0910O-S25493

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
American Funds Short-Term Tax-Exempt Bond Fund:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of American Funds Short- Term Tax-Exempt Bond Fund (the "Fund") as of July 31, 2010, and for the year then ended and have issued our unqualified report thereon dated September 14, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of July 31, 2010 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2010

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: September 30, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: September 30, 2010